GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND

Supplement dated May 18, 2018 to the Prospectus dated February 1, 2018

1.
The table entitled "Average Annual Total Returns" and related paragraphs in the section entitled "Performance Information" relating to the Gurtin National Municipal Opportunistic Value Fund on page 5 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Average Annual Total Returns
(For the periods ended December 31, 2017)

	1 Year	5 Year	Since Inception 05/03/10
Institutional Shares - Return Before Taxes	3.63%	3.44%	4.38%
Institutional Shares - Return After Taxes on Distributions	3.60%	3.42%	4.37%
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	2.94%	2.96%	3.65%
ICE BofAML Municipal Miscellaneous Index 7-12 Years (reflects no deduction for fees, expenses or taxes)	5.50%	3.23%	4.91%
ICE BofAML Municipal Blended Index (reflects no deduction for fees, expenses or taxes)	6.67%	3.53%	5.07%

ICE BofAML Municipal Miscellaneous Index 7-12 Years measures the performance of municipal securities with a remaining term to final maturity greater than or equal to seven years and less than twelve years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division's index platform, thereby becoming the ICE BofAML index family.

ICE BofAML Municipal Blended Index is a blend of 75% of The BofA Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to seven years and less than twelve years, and 25% of The BofA Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to twelve years and less than twenty-two years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division's index platform, thereby becoming the ICE BofAML index family.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2.
The table entitled "Average Annual Total Returns" and related paragraphs in the section entitled "Performance Information" relating to the Gurtin California Municipal Opportunistic Value Fund on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Average Annual Total Returns
(For the periods ended December 31, 2017)

	1 Year	5 Year	Since Inception 05/03/10
Institutional Shares - Return Before Taxes	3.46%	3.67%	4.55%
Institutional Shares - Return After Taxes on Distributions	3.41%	3.63%	4.52%
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	2.79%	3.12%	3.77%
ICE BofAML Municipal Miscellaneous Index 7-12 Years (reflects no deduction for fees, expenses or taxes)	5.50%	3.23%	4.91%
ICE BofAML Municipal Blended Index (reflects no deduction for fees, expenses or taxes)	6.67%	3.53%	5.07%

ICE BofAML Municipal Miscellaneous Index 7-12 Years measures the performance of municipal securities with a remaining term to final maturity greater than or equal to seven years and less than twelve years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division's index platform, thereby becoming the ICE BofAML index family.

ICE BofAML Municipal Blended Index is a blend of 75% of The BofA Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to seven years and less than twelve years, and 25% of The BofA Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to twelve years and less than twenty-two years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division's index platform, thereby becoming the ICE BofAML index family.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* * *

For more information, please contact a Fund customer service representative toll free at 844-342-5763.

PLEASE RETAIN FOR FUTURE REFERENCE.